Leasing Activity, Investment in Lease Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease receivables	$ 13,139	$ 12,756
Residual asset values	3,554	3,721
Unearned income	(1,785)	(1,618)
Lease financing	14,908	14,859
Leasing Activity Disclosures Textual [Abstract]
Leveraged leases, lessor	789	1,000
Operating lease assets (lessor)	5,790	6,182
Accumulated depreciation, operating lease assets, lessor	3,100	3,100
Depreciation, operating lease assets, lessor	$ 477	$ 604	$ 755